UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2004

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cardinal Capital Management, LLC

Address:  One Fawcett Place
          Greenwich, CT  06830

13F File Number: 28-07760

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Amy K. Minella
Title:  Managing Director
Phone:  (203) 863-8981

Signature, Place and Date of Signing:


/s/ Amy. K. Minella          Greenwich, CT                     May 11, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  65

Form 13F Information Table Value Total: $730,824
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2004

Column 1                   Column 2         Column 3   Column 4         Column 5      Column 6  Column 7        Column 8
                                                                                                             Voting Authority
                                                        Value      Shares/  Sh/  Put/  Invstmt  Other     ---------------------
Name of Issuer             Title of class   CUSIP      (x$1000)    Prn Amt  Prn  Call  Dscretn  Mgrs    Sole    Shared   None
--------------             --------------   -----      --------    -------  ---  ----  -------  ----    ----    ------   ----
AP Pharma, Inc.            Common Stock     00202j104      $122      36,500            Sole     None                        36,500
Accredo Health Inc.        Common Stock     00437V104   $11,609     304,704            Sole     None      134,900          169,804
Advanced Marketing         Common Stock     00753T105    $2,853     288,224            Sole     None      152,700          135,524
Affiliated Managers Grp    Common Stock     008252108   $17,623     322,880            Sole     None      142,260          180,620
Allstream                  Common Stock     02004C204    $3,962      70,500            Sole     None       30,800           39,700
BARRA Inc.                 Common Stock     068313105   $22,651     647,356            Sole     None      284,900          362,456
Banta Corp.                Common Stock     066821109   $15,842     342,244            Sole     None      151,750          190,494
Black & Decker             Common Stock     091797100    $3,382      59,400            Sole     None          400           59,000
Catalina Marketing         Common Stock     148867104    $7,369     380,052            Sole     None      212,600          167,452
Century Business Srvcs     Common Stock     156490104   $16,079   3,274,699            Sole     None    1,431,800        1,842,899
Chesapeake Energy          Common Stock     165167107    $2,392     178,500            Sole     None        1,200          177,300
Collagenex Pharma          Common Stock     19419B100    $4,681     351,400            Sole     None      188,200          163,200
Columbian Rope Co.         Common Stock     198684102      $506       2,810            Sole     None                         2,810
Compass Minerals Int'l.    Common Stock     20451N101    $2,913     177,700            Sole     None       97,500           80,200
Comstock Resources Inc.    Common Stock     205768203    $6,071     305,525            Sole     None      158,000          147,525
Crescent Real Estate       Common Stock     225756105   $12,485     694,746            Sole     None      310,300          384,446
Dade Behring Holding       Common Stock     23342J206   $18,907     425,070            Sole     None      187,900          237,170
Decode Genetics Inc.       Common Stock     243586104    $3,099     291,518            Sole     None      152,700          138,818
Del Monte Foods            Common Stock     24522P103   $21,969   1,952,806            Sole     None      850,400        1,102,406
EDO Corp.                  Common Stock     281347104   $18,742     778,342            Sole     None      357,700          420,642
El Paso Electric           Common Stock     283677854   $16,002   1,156,201            Sole     None      514,020          642,181
Electro Rent Corp.         Common Stock     285218103    $4,236     416,094            Sole     None      218,219          197,875
FCLT Loans Asset Corp.     Common Stock     301990719      $410     585,950            Sole     None      270,092          315,858
Fuel Tech NV               Common Stock     359523107    $2,355     471,092            Sole     None      240,300          230,792
HB Fuller Co.              Common Stock     359694106   $15,361     540,121            Sole     None      237,500          302,621
Handleman Co.              Common Stock     410252100    $9,208     384,617            Sole     None      205,800          178,817
Headwaters Inc.            Common Stock     42210P102   $19,738     770,428            Sole     None      342,800          427,628
Hewitt Associates          Common Stock     42822Q100    $2,005      62,630            Sole     None          430           62,200
Hilb Rogal & Hamilton      Common Stock     431294107   $18,296     480,200            Sole     None      218,100          262,100
Hollinger Int'l            Common Stock     435569108   $25,614   1,293,640            Sole     None      567,610          726,030
InfoUSA                    Common Stock     456818301      $210      20,000            Sole     None       10,000           10,000
Information Holdings       Common Stock     456727106    $2,676     129,800            Sole     None       67,400           62,400
Interactive Data Corp.     Common Stock     45840j107   $24,837   1,396,928            Sole     None      612,050          784,878
Intergraph Corp.           Common Stock     458683109   $27,992   1,153,834            Sole     None      510,976          642,858
Internet Security Systems  Common Stock     46060X107   $14,083     798,342            Sole     None      358,300          440,042
King Pharmaceuticals       Common Stock     495582108      $669      39,700            Sole     None          900           38,800
Lab Corp of America        Common Stock     50540R409    $1,142      29,100            Sole     None          200           28,900
Lincoln Electric           Common Stock     533900106   $18,380     652,938            Sole     None      294,300          358,638
Lipman Electronic          Common Stock     M6772H101    $7,203     153,900            Sole     None       78,500           75,400
MDC Partners Inc-A         Common Stock     552697104   $27,079   1,730,287            Sole     None      755,500          974,787
Matrix Service Co.         Common Stock     576853105   $18,573   1,372,763            Sole     None      602,400          770,363
NVR Inc.                   Common Stock     62944T105    $2,541       5,525            Sole     None           25            5,500
Nelnet                     Common Stock     64031N108   $16,428     646,775            Sole     None      286,300          360,475
Oxford Health Plans        Common Stock     691471106   $23,973     490,741            Sole     None      205,570          285,171
Penn Virginia Corp         Common Stock     707882106    $1,176      19,400            Sole     None                        19,400
Penn Virginia Resource     Common Stock     707884102    $4,769     135,096            Sole     None       90,600           44,496
Pico US                    Common Stock     693366205      $345      21,000            Sole     None                        21,000
Polymedica Corp.           Common Stock     731738100   $23,952     893,735            Sole     None      398,100          495,635
Providence Corp.           Common Stock     743815102   $10,100     566,804            Sole     None      269,600          297,204
Providian Financial        Common Stock     74406a102    $1,262      96,300            Sole     None          700           95,600
RH Donnelley Corp.         Common Stock     74955W307   $25,724     550,845            Sole     None      242,190          308,655
RR Donnelley & Sons        Common Stock     257867101    $2,186      72,261            Sole     None          504           71,757
Reynolds & Reynolds        Common Stock     761695105    $2,546      89,600            Sole     None          600           89,000
Silgan Holdings Inc.       Common Stock     827048109   $10,724     234,499            Sole     None      123,800          110,699
Speedway Motorsports       Common Stock     847788106   $26,229     865,357            Sole     None      382,450          482,907
Stage Stores Inc.          Common Stock     85254C305   $23,914     617,465            Sole     None      281,400          336,065
Storage Technology         Common Stock     862111200   $25,789     926,644            Sole     None      407,340          519,304
Technitrol Inc.            Common Stock     878555101   $14,017     745,611            Sole     None      344,200          401,411
Triarc Co. Inc. CL A       Common Stock     895927101   $23,969   2,190,988            Sole     None      967,710        1,223,278
Triarc Co. Inc. CLB        Common Stock     895927309      $182      16,600            Sole     None        8,400            8,200
Trizec Properties Inc.     Common Stock     89687P107   $18,051   1,052,530            Sole     None      454,740          597,790
United Defense Ind.        Common Stock     91018B104   $15,020     472,483            Sole     None      216,105          256,378
Velcro Industries          Common Stock     922571104    $2,914     224,171            Sole     None      128,900           95,271
Wellsford Real Prpts.      Common Stock     950240200    $5,260     288,706            Sole     None      147,500          141,206
Ishares R2000 Value                         464287630      $426       2,487            Sole     None        2,487
                                                       $730,824

01269.0001 #484071